Loans and Allowance for Credit Losses - Schedule of Information Regarding Credit Exposure (Parenthetical) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Receivables [Abstract]
Financing receivable originated checking accounts writeoffs	$ 311,000	$ 221,000	$ 480,000
Financing receivable originated checking accounts writeoffs annualized	$ 628,000	$ 442,000